Cash and Cash Equivalents (Details) - Schedule of reconciliation of loss after tax to net cash outflow from operating activities - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Reconciliation Of Loss After Tax To Net Cash Outflow From Operating Activities Abstract
Loss from ordinary activities after income tax	$ (20,076,843)	$ (14,060,992)
Adjustments for non-cash items:
Depreciation and amortisation	363,695	349,387
Impairment expense	4,175,993	2,812,687
Share-based payments expense	7,452,583	7,295,966
Finance costs	163,822	250,668
Fair value loss on convertible notes	781,492
Unrealised foreign currency losses	142,836	(233,179)
Accrued interest	(155,157)	(34,881)
Movement in assets and liabilities:
Decrease/(increase) in prepaid expenses	9,542	(610,787)
Decrease in inventories		4,734
Decrease/(increase) in trade and other receivables	192,124	50,822
(Increase) in investments	(2,565,082)
(Decrease)/increase in employee liabilities/provisions	7,106	126,528
(Decrease)/increase in deferred income	(132,800)	132,800
(Decrease)/increase in trade and other payables	(54,288)	(185,839)
Net cash flow used in operating activities	$ (9,858,799)	$ (4,102,086)